OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other current assets	OTHER CURRENT ASSETS
As of December 31, 2022 and 2021, other current assets within the Consolidated Balance Sheets is comprised of:

(in thousands of $)	2022	2021
Trade accounts receivable, net	4,859	5,270
Accrued income	2,152	7,005
Prepaid expenses	7,888	2,487
Other receivables	1,428	2,278
Total other current assets	16,327	17,040

Trade accounts receivables are presented net of allowances for doubtful accounts amounting to $nil as of December 31, 2022 (2021: $nil).